Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of financial position [Abstract]
Ordinary shares, par value	₪ 0.0000001	₪ 0.0000001
Ordinary shares, authorized	391,000,000	391,000,000
Ordinary shares, issued	261,419,599	135,097,367
Ordinary shares, outstanding	261,419,599	135,097,367